Shareholders' equity - Summary of Other Reserves (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Balance, beginning of year		$ 108.6	$ 104.1
Share-based compensation expense		8.3	8.2
Net benefit on options exercised	[1]	(7.3)	(3.7)
Balance, end of year		$ 109.6	$ 108.6

[1]	Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.